Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Vident International Equity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident International Equity Strategy ETF™
Class Name	Vident International Equity Strategy ETF™
Trading Symbol	VIDI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vident International Equity Strategy ETF™ for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at videntam.com/etf/vident-international-equity-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	videntam.com/etf/vident-international-equity-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident International Equity Strategy ETF	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident International Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum.
The Fund’s modest underperformance compared to Morningstar Global Markets ex-US Large-Mid Cap NR USD, as well as other broad non-U.S. market indices, is consistent with the Fund’s modest overweight to emerging markets, which generally did not perform as well as developed markets. In addition, the Fund’s relatively weak performance compared to domestic markets was likely influenced by moderate strengthening of the U.S. dollar. In general, the Fund performed as could reasonably be expected given its allocations overseas and disproportionately to emerging markets.

Top Contributors
↑	JB Hi-Fi Limited (JBH AU)
↑	Teva Pharmaceutical Industries Limited (TEVA IT)
↑	Hon Hai Precision Industry Co., Ltd. (2317 TT)

Top Detractors
↓	InMode Ltd. (INMD US)
↓	Perion Network Ltd. (PERI US)
↓	Fortescue Ltd (FMG AU)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident International Equity Strategy ETF NAV	16.20	7.11	3.33
Vident International Equity Strategy ETF Market	15.83	7.03	3.25
Morningstar Global Markets ex-US Index	17.76	7.71	4.81
Vident Core International Equity Index/Vident International Equity Index	17.67	8.42	4.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.
Visit videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.

Net Assets	$ 350,675,494
Holdings Count | $ / shares	245
Advisory Fees Paid, Amount	$ 2,230,979
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$350,675,494
Number of Holdings	245
Net Advisory Fee	$2,230,979
Portfolio Turnover	64%

Holdings [Text Block]

Top Holdings	(%)
Bavarian Nordic AS	0.7%
China Taiping Insurance Holdings Company, Ltd.	0.6%
CRH plc	0.6%
HelloFresh SE	0.6%
Medtronic plc	0.6%
JB Hi-Fi, Ltd.	0.6%
Jazz Pharmaceuticals plc	0.6%
AerCap Holdings NV	0.6%
Kasikornbank pcl	0.6%
Adaro Energy Indonesia Tbk PT	0.6%

Top Ten Countries	(%)
South Korea	7.3%
Taiwan	7.1%
Hong Kong	6.5%
Singapore	6.4%
Switzerland	6.0%
Australia	5.9%
China	5.8%
Canada	5.8%
Germany	5.4%
Cash & Other	43.8%

Updated Prospectus Web Address	videntam.com/etf/vident-international-equity-strategy-etf/.
Vident U.S. Bond Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident U.S. Bond Strategy ETF™
Class Name	Vident U.S. Bond Strategy ETF™
Trading Symbol	VBND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vident U.S. Bond Strategy ETF™ for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at videntam.com/etf/vident-us-bond-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	videntam.com/etf/vident-us-bond-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Bond Strategy ETF	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Bond Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Index™. This index seeks to diversify interest rate and credit risks through the application of time-tested principles. In addition to diversifying across fixed income sectors, the strategy seeks to improve corporate bond exposures by screening for companies with stronger leadership, governance and creditworthiness factors.
The Fund’s positive performance during the fiscal year was consistent with the shift in expectations towards the U.S. Federal Reserve loosening interest rates in September 2024, which was confirmed subsequently to the period in the September meeting. In addition, pressure on mortgage originations may have diminished returns as shown below with the underperformance of Ginnie Mae instruments.

Top Contributors
↑	US TREASURY N/B (T 6 02/15/26)
↑	US TREASURY N/B (T 3 ½ 09/15/25)
↑	US TREASURY N/B (T 2 ⅛ 05/31/26)

Top Detractors
↓	Ginnie Mae (G2SF 5.5 10/23)
↓	Ginnie Mae (G2SF 6 10/23)
↓	US TREASURY N/B (T 1 ¼ 05/15/50)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/15/2014)
Vident U.S. Bond Strategy ETF NAV	8.61	0.03	1.39
Vident U.S. Bond Strategy ETF Market	8.54	0.06	1.39
FTSE Broad Investment Grade Bond Index	7.38	-0.05	1.55
Vident Core U.S Bond Index/Vident Core U.S Bond Strategy Index	9.14	0.68	2.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information. Visit videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information.
Net Assets	$ 452,581,733
Holdings Count | $ / shares	221
Advisory Fees Paid, Amount	$ 1,694,095
Investment Company Portfolio Turnover	202.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$452,581,733
Number of Holdings	221
Net Advisory Fee	$1,694,095
Portfolio Turnover	202%
30-Day SEC Yield	3.83%
30-Day SEC Yield Unsubsidized	3.83%
Effective Duration	6.91 yrs
Average Credit Quality	A/A-

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	46.6%
United States Treasury Inflation Indexed Bonds	14.9%
Federal National Mortgage Association	6.1%
Government National Mortgage Association	4.2%
Tennessee Valley Authority	1.5%
Federal Home Loan Banks	0.6%
EnLink Midstream Partners LP	0.3%
Marathon Oil Corporation	0.3%
American Assets Trust LP	0.3%

Updated Prospectus Web Address	videntam.com/etf/vident-us-bond-strategy-etf/.
Vident U.S. Equity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident U.S. Equity Strategy ETF™
Class Name	Vident U.S. Equity Strategy ETF™
Trading Symbol	VUSE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vident U.S. Equity Strategy ETF™ for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at videntam.com/etf/vident-us-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	videntam.com/etf/vident-us-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Equity Strategy ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident U.S. Quality Index™ (the “Index”). This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.
The Fund’s performance was consistent with an environment in which expectations of interest rate cuts by the Federal Open Market Committee (which sits within the Federal Reserve System) generally increased, an expectation which was confirmed at the committee’s recent September 2024 meeting. Modifications to the investment methodology implemented in January 2023 caused the Fund to move more towards growth stocks, which seem to have been helped by the shift in interest rate expectations. This helped to enhance the Fund’s returns as can be seen in the list of most positive contributors.

Top Contributors
↑	Broadcom Inc. (AVGO US)
↑	Microsoft Corporation (MSFT US)
↑	NVIDIA Corporation (NVDA US)

Top Detractors
↓	Lattice Semiconductor Corporation (LSCC US)
↓	Iridium Communications Inc. (IRDM US)
↓	Atkore Inc. (ATKR US)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident U.S. Equity Strategy ETF NAV	16.49	15.08	9.20
Vident U.S. Equity Strategy ETF Market	16.42	15.09	9.22
S&P 500 TR	27.14	15.92	12.98
Vident U.S Quality Index/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index	17.13	15.47	9.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit videntam.com/etf/vident-us-strategy-etf/ for more recent performance information. Visit videntam.com/etf/vident-us-strategy-etf/ for more recent performance information.
Net Assets	$ 571,259,718
Holdings Count | $ / shares	128
Advisory Fees Paid, Amount	$ 2,747,823
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$571,259,718
Number of Holdings	128
Net Advisory Fee	$2,747,823
Portfolio Turnover	65%

Holdings [Text Block]

Top Holdings	(%)
Amazon.com, Inc.	2.5%
Mastercard, Inc. - Class A	2.0%
Visa, Inc. - Class A	2.0%
JPMorgan Chase & Company	2.0%
Walmart, Inc.	2.0%
Apple, Inc.	2.0%
Johnson & Johnson	2.0%
Chevron Corporation	2.0%
Exxon Mobil Corporation	2.0%
Home Depot, Inc.	1.9%

Updated Prospectus Web Address	videntam.com/etf/vident-us-strategy-etf/.